UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4994

Smith Barney Massachusetts Municipals Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                                 SMITH BARNEY
                         MASSACHUSETTS MUNICIPALS FUND
              --------------------------------------------------

            CLASSIC SERIES  |  ANNUAL REPORT  |  NOVEMBER 30, 2003



                            [LOGO] Smith Barney
                               Mutual Funds
                     Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed. (R) is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter from the Chairman.........................................  1

Manager Overview.................................................  3

Fund Performance.................................................  7

Historical Performance...........................................  8

Schedule of Investments..........................................  9

Statement of Assets and Liabilities.............................. 15

Statement of Operations.......................................... 16

Statements of Changes in Net Assets.............................. 17

Notes to Financial Statements.................................... 18

Financial Highlights............................................. 26

Independent Auditors' Report..................................... 29

Additional Information........................................... 30

Tax Information.................................................. 32

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer


Dear Shareholder,

After a formidable run, bonds lost some of their gains generated earlier in the year as signs of a sharp pick-up in the pace of economic growth and rising long-term Treasury bond yields dealt a blow to the bond market. However, as explained in the accompanying letter, in comparison to last year the fund's manager reduced some of the fund's sensitivity to rising interest rates, which helped mitigate its volatility. Furthermore, given the manager's concerns that the Commonwealth of Massachusetts continued to grapple with serious budgetary pressures, the manager focused on revenue bonds, which are typically supported directly by the operating revenues of the projects of their issuers. Although the fund also held general obligation bonds issued by the Commonwealth, a significant amount of them were credit enhanced through the use of bond insurance and, as a result, carried AAA ratings (the highest investment-grade credit rating available).

Please read on to learn more about the recent market environment and your fund manager's investment approach. Keep in mind that given the budgetary challenges facing Massachusetts and the uncertain interest rate environment, investing in municipal bonds with a professional fund manager may be a more prudent strategy than buying these bonds directly. Fund managers can provide the diversification and thorough credit analysis that is so important in managing risk. Consult your financial adviser to help you determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in pursuing your long-term financial goals.

Special Shareholder Notice

It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

      1 Smith Barney Massachusetts Municipals Fund  | 2003 Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 15, 2003


       2 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

                               MANAGER OVERVIEW

[PHOTO]



PETER M. COFFEY
Vice President and Investment Officer


Performance Review

For the 12 months ended November 30, 2003, Class A shares of the Smith Barney Massachusetts Municipals Fund, excluding sales charges, returned 5.96%. This compared with a return of 6.65% on the broad-based, unmanaged Lehman Brothers Municipal Bond Index,/i/ and the 6.20% average return for the fund's Lipper Massachusetts municipal debt funds category over the same period./1/ Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

The fund's underperformance was attributable primarily to its more conservative positioning. Our approach entailed structuring the fund to be less sensitive to rising interest rates by placing an emphasis on high-coupon callable bonds with shorter "effective maturities." Such bonds trade at a premium to their face value and have tended to be less market sensitive because they are typically priced to their call date (i.e., the date at which the bond issuer has the option to exercise the call in order to redeem the bonds prior to their final maturity date). As of November's close, the average final maturity of the securities in the fund was approximately 19.03 years, while the average life of the fund's holdings, which is adjusted to account for the shorter call dates on its premium bonds, registered at 8.09 years. In comparison, the average life was 11.59 years on November 28, 2002. In an effort to further reduce market sensitivity in the fund without adversely affecting income, we maintained a short position in U.S. Treasury futures./ii/

During the first half of the period as investors snapped up bonds in anticipation that short-term rates would drop, the fund's performance lagged many of its peers because the fund's more conservative position detracted from its ability to fully participate in rising prices of longer-maturity bonds. However, given that long-term yields rose over the summer, this defensive posture contributed to the fund's ability to hold up better than the Lehman Brothers Municipal Bond

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended November 30, 2003, calculated among 52 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

       3 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

Index and its Lipper peer group category average over the second half of the period as shown in the performance table.


                             PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                    6 Months 12 Months
Class A Shares                        1.57%    5.96%
Lehman Brothers Municipal
  Bond Index                          0.19%    6.65%
Lipper Massachusetts Municipal Debt
  Funds Average                      -0.17%    6.20%

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other shares classes will vary. Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

   All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 53 and 52 funds for the six- and 12-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


Overview

When the period began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered investor demand for bonds. Because bond prices typically move opposite to anticipated interest rate movements, many fixed-income investments, including municipal bonds, appreciated over the first half of the period. Amidst this, the Commonwealth of Massachusetts wrestled with addressing significant budgetary challenges. In an effort to jumpstart the economy, the Fed cut its target for the federal funds rate,/iii/ which dropped to its lowest level since the Eisenhower Administration.

U.S. Treasury bonds subsequently sold off, particularly in July, as signs emerged that economic growth was more robust than previously thought. However, municipal bonds generally held up better than Treasury bonds during this

      4 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report tumultuous time. Although bond markets regained some of their footing in September, they vacillated during the remainder of the period as third-quarter economic indicators registered stronger-than-expected results.

Massachusetts: Fiscal Highlights/iv/

During the period, Moody's Investors Service assigned an Aa2 rating to the Commonwealth of Massachusetts' General Obligation ("GO") bonds. According to the most recent report, this rating reflects the diversification and long-term growth potential of the Massachusetts economy, as well as a track record of effective financial management. (The Commonwealth adopted a budget for the 2004 fiscal year that closed a projected $2.5 billion shortfall.) The rating also reflects the Commonwealth's high debt burden, which has increased in recent years. Moody's negative credit outlook for the Commonwealth reflects the budget challenges that it faces in the near term resulting from continued tax revenue weakness and the uncertainty related to the timing and pace of the economic recovery, as well as to significant spending pressures and sizeable debt service.

Selection of Massachusetts Bonds

Given the Commonwealth's fiscal situation over the past year, most of the GO issues in the fund carried credit enhancements, such as bond insurance. Furthermore, the fund primarily invested in revenue bonds. Since revenue bonds are supported directly by the operating revenues of the projects of their issuers, they tend to be less correlated to drops in personal income tax receipts than state-backed GOs. The largest sectors in the fund included hospitals, education and lifecare. While some holdings in these categories came under pressure during the period, the performance of each issue on an individual basis did not significantly detract from the overall return of the fund. Despite the weakness in some sectors, the fund maintained a relatively strong level of credit quality on an overall basis. Our concern during the period has been that the monetary easing by the Fed coupled with the tax cuts enacted by the U.S. Congress could eventually accelerate economic growth and trigger higher interest rates. While no one can say for sure where interest rates will head, as of the end of the period, we continued to position the portfolio more conservatively in terms of its susceptibility to the risk of rising rates.

       5 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

Thank you for your investment in the Smith Barney Massachusetts Municipals Fund.

Sincerely,


/s/ Peter M. Coffey
Peter M. Coffey
Vice President and Investment Officer

December 15, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change. Please refer to pages 9 through 12 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.

/i/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.
/ii/ Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/iii/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/iv/  Source: Moody's Investors Service

       6 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                                           Without Sales Charges/(1)/
                                                          --------------------------
                                                          Class A   Class B  Class L
-------------------------------------------------------------------------------------
Twelve Months Ended 11/30/03                               5.96%     5.48%    5.37%
------------------------------------------------------------------------------------
Five Years Ended 11/30/03                                  4.91      4.38     4.32
------------------------------------------------------------------------------------
Ten Years Ended 11/30/03                                   5.52      4.98      N/A
------------------------------------------------------------------------------------
Inception* through 11/30/03                                7.19      5.61     6.69
------------------------------------------------------------------------------------

                                                           With Sales Charges/(2)/
                                                          --------------------------
                                                          Class A   Class B  Class L
-------------------------------------------------------------------------------------
Twelve Months Ended 11/30/03                               1.74%     0.98%    3.34%
------------------------------------------------------------------------------------
Five Years Ended 11/30/03                                  4.05      4.21     4.11
------------------------------------------------------------------------------------
Ten Years Ended 11/30/03                                   5.09      4.98      N/A
------------------------------------------------------------------------------------
Inception* through 11/30/03                                6.92      5.61     6.57
------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)


                                                   Without Sales Charges/(1)/
-----------------------------------------------------------------------------
Class A (11/30/93 through 11/30/03)                          71.18%
---------------------------------------------------------------------------
Class B (11/30/93 through 11/30/03)                          62.62
---------------------------------------------------------------------------
Class L (Inception* through 11/30/03)                        79.68
---------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B and L shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.


       7 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)



                Value of $10,000 Invested in Class A Shares of
              the Smith Barney Massachusetts Municipals Fund vs.
                   Lehman Brothers Municipal Bond Index and
              Lipper Massachusetts Municipal Debt Funds Average+
--------------------------------------------------------------------------------

                        November 1993 -- November 2003

                                    [CHART]

           Smith Barney
          Massachusetts
         Municipals Fund     Lehman Brothers           Lipper Massachusetts
         - Class A Shares   Municipal Bond Index   Municipal Debt Funds Average
         ---------------   --------------------   ----------------------------
11/93       $ 9,602             $10,000                     $10,000
11/94         8,731               9,475                       9,287
11/95        10,541              11,267                      11,003
11/96        11,136              11,928                      11,555
11/97        12,010              12,784                      12,315
11/98        12,930              13,991                      13,097
11/99        12,318              13,842                      12,634
11/00        13,278              14,974                      13,720
11/01        14,639              17,054                      14,841
11/02        15,511              18,133                      15,583
11/03        16,436              19,338                      16,549



+Hypothetical illustration of $10,000 invested in Class A shares on November
 30, 1993, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2003. The Lehman Brothers Municipal Bond Index is a broad based index of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Massachusetts Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (52 funds as of November 30, 2003). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


       8 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                              SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Education -- 15.1%
$1,000,000 AAA       Massachusetts State College Building Authority Project Revenue,
                      Series A, XL Capital Assurance, 5.250% due 5/1/16                  $ 1,098,020
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 AA          Applewild School Issue, Radian-Insured, 5.750% due 8/1/29           1,083,090
 1,105,000 AA          Assumption College, Series A, Radian-Insured,
                        5.750% due 3/1/20                                                  1,218,826
 1,000,000 A           Curry College, Series A, ACA-Insured, 6.000% due 3/1/31             1,064,200
 1,000,000 AAA         Western New England College, AMBAC-Insured,
                        5.250% due 7/1/20                                                  1,079,190
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue:
 1,000,000 BB           Learning Center for Deaf Children, Series C,
                         6.100% due 7/1/19 (b)                                             1,001,740
 2,500,000 AAA          University of Massachusetts, Series C, MBIA-Insured,
                         5.250% due 10/1/31 (b)                                            2,592,750
   500,000 AAA       Southeastern Massachusetts University, Building Authority Project
                      Revenue, Series A, AMBAC-Insured, 5.900% due 5/1/12                    538,470
 1,000,000 AAA       University of Massachusetts Building Authority Project Revenue,
                      Series 2, AMBAC-Insured, 5.250% due 11/1/20                          1,065,470
   665,000 A         University of the Virgin Islands, Series A, ACA-Insured,
                      6.000% due 12/1/19                                                     737,099
----------------------------------------------------------------------------------------------------
                                                                                          11,478,855
----------------------------------------------------------------------------------------------------
Finance -- 1.3%
 1,000,000 NR        Virgin Islands Public Finance Authority Revenue, Series E,
                      5.750% due 10/1/13                                                   1,017,970
----------------------------------------------------------------------------------------------------
General Obligation -- 22.7%
   500,000 A-1+      Commonwealth of Massachusetts GO, Central Artery Project, Series A,
                      1.110% due 12/1/30                                                     500,000
 1,310,000 Aaa*      Lawrence GO, State Qualified, MBIA-Insured, 5.250% due 3/15/18        1,427,075
                     Massachusetts State GO, MBIA-Insured:
 1,500,000 AAA         R-Rite-PA 964, 9.678% due 11/1/15                                   1,976,520
 2,750,000 AAA         Series C, 5.250% due 10/1/20                                        2,918,025
 2,000,000 AAA         Series D, 5.375% due 8/1/22                                         2,136,080
 1,055,000 Aaa*      Maynard GO, MBIA-Insured, 5.500% due 2/1/16                           1,198,322
 1,000,000 NR        Northern Mariana Islands Commonwealth GO, Series A,
                      7.375% due 6/1/30                                                    1,043,070
 1,000,000 Aaa*      Quaboag Regional School District GO, State Qualified, FSA-Insured,
                      5.500% due 6/1/20                                                    1,101,220
 1,500,000 AAA       Springfield GO, State Qualified, MBIA-Insured, 5.250% due 1/15/16     1,654,050
 1,000,000 AAA       Westfield GO, MBIA-Insured, 5.500% due 12/15/20                       1,107,270
 1,975,000 AAA       Westwood GO, MBIA-Insured, 5.375% due 6/1/17                          2,187,767
----------------------------------------------------------------------------------------------------
                                                                                          17,249,399
----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



       9 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                            SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------
Hospitals -- 18.5%
                     Massachusetts State Health & Educational Facilities Authority
                      Revenue:
                        Berkshire Health Systems, Series E, Radian-Insured:
$  750,000 AA            5.700% due 10/1/25 (b)                                       $   804,315
 1,000,000 BBB+          6.250% due 10/1/31 (b)                                         1,026,470
 1,000,000 AAA          Beth Israel Deaconess Medical Center, Series G-4,
                         AMBAC-Insured, Variable Rate INFLOS,
                         10.653% due 7/1/25 (b)(c)                                      1,025,900
 2,000,000 BBB          Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (b)     2,053,740
                        Covenant Health System:
 1,000,000 A-            6.500% due 7/1/17 (b)                                          1,099,050
   750,000 A-            6.000% due 7/1/31 (b)                                            775,747
   500,000 AAA          Medical Center of Central Massachusetts, Series B,
                         AMBAC-Insured, Variable Rate INFLOS,
                         11.820% due 6/23/22 (b)(c)                                       636,170
 1,500,000 Baa2*        Milford-Whitinsville Hospital, Series D,
                         6.350% due 7/15/32 (b)                                         1,507,365
 1,500,000 BBB          UMASS Memorial Healthcare Inc., Series C,
                         6.625% due 7/1/32 (b)                                          1,557,240
   700,000 AAA          Valley Regional Health System, Series C,
                         CONNIE LEE-Insured, 7.000% due 7/1/06 (b)                        790,139
 1,000,000 AAA          Volunteers of America, (Concord Assisted Living Project),
                         Series A, GNMA-Collateralized, 6.900% due 10/20/41             1,164,240
 1,500,000 BBB          Winchester Hospital, Series E, 6.750% due 7/1/30 (b)            1,594,785
-----------------------------------------------------------------------------------------------
                                                                                       14,035,161
-----------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.3%
                     Framingham Housing Authority, Mortgage Revenue, Beaver
                      Terrace Apartments, Series A, GNMA-Collateralized:
   400,000 AAA          6.200% due 2/20/21                                                442,880
 1,200,000 AAA          6.350% due 2/20/32                                              1,318,704
-----------------------------------------------------------------------------------------------
                                                                                        1,761,584
-----------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.8%
                     Massachusetts State HFA, Housing Revenue, Single-Family
                      Housing:
   460,000 AA           Series 31, 6.450% due 12/1/16                                     472,420
   840,000 AA           Series 38, 7.200% due 12/1/26 (d)                                 868,417
-----------------------------------------------------------------------------------------------
                                                                                        1,340,837
-----------------------------------------------------------------------------------------------
Industrial Development -- 3.0%
   970,000 NR        Boston Industrial Development Financing Authority Revenue,
                      Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (d)           994,289


                      See Notes to Financial Statements.



      10 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003


   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Industrial Development -- 3.0% (continued)
$1,000,000 AA        Massachusetts State Development Finance Agency Revenue, The
                      May Institute Inc., Radian-Insured, 5.750% due 9/1/29        $ 1,078,600
   190,000 BBB+      Massachusetts State Industrial Finance Agency, Resource
                      Recovery Revenue, (Refusetech Inc. Project), Series A,
                      6.300% due 7/1/05                                                194,461
----------------------------------------------------------------------------------------------
                                                                                     2,267,350
----------------------------------------------------------------------------------------------
Life Care Systems -- 15.3%
   930,000 NR        Boston Industrial Development Financing Authority Revenue,
                      North End Community Nursing Home, Series A, FHA-Insured,
                      (Pre-Refunded -- Escrowed with state and local government
                      securities to 8/1/07 Call @ 105), 6.450% due 8/1/37            1,120,464
                     Massachusetts State Development Finance Agency Revenue:
 1,000,000 NR          Alliance Health Care Facility, Series A, 7.100% due 7/1/32      969,070
 1,000,000 NR          Briarwood, Series B, 8.250% due 12/1/30                       1,056,810
 1,300,000 BBB-        First Mortgage, (Edgecombe Project), Series A,
                        6.750% due 7/1/26                                            1,354,782
   355,000 NR          First Mortgage, Springhouse Inc., 5.875% due 7/1/18             352,068
 1,000,000 AAA         Neville Communities Home Inc., Series A,
                        GNMA-Collateralized, 6.000% due 6/20/44                      1,093,460
   750,000 Aa2*      Massachusetts State Health & Educational Facilities Authority
                      Revenue, Youville House Inc., Series A, FHA-Insured, (Pre-
                      Refunded -- Escrowed with state and local government
                      securities to 2/15/07 Call @ 102), 6.050% due 2/15/29 (b)        859,013
                     Massachusetts State Industrial Finance Agency Revenue:
 1,400,000 AAA         Briscoe House Assisted Living, Series A, FHA-Insured,
                        7.125% due 2/1/36 (d)                                        1,556,702
 1,290,000 AAA         Chelsea Jewish Nursing Home, Series A, FHA-Insured,
                        6.500% due 8/1/37                                            1,409,570
 1,950,000 NR          Chestnut Knoll Project, Series A, 5.625% due 2/15/25          1,887,698
----------------------------------------------------------------------------------------------
                                                                                    11,659,637
----------------------------------------------------------------------------------------------
Miscellaneous -- 4.8%
 1,500,000 Baa3*     Boston Industrial Development Financing Authority Revenue,
                      (Crosstown Center Project), 6.500% due 9/1/35 (d)              1,514,820
 1,000,000 A1*       Massachusetts State Development Finance Agency Revenue,
                      Massachusetts Biomedical Research Corp., Series C,
                      6.250% due 8/1/20                                              1,100,450
 1,000,000 AAA       Massachusetts State Special Obligation Revenue, Consolidated
                      Loan, Series A, FGIC-Insured, 5.000% due 6/1/22                1,034,970
----------------------------------------------------------------------------------------------
                                                                                     3,650,240
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



      11 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Public Facilities -- 1.7%
$2,000,000 AAA       Puerto Rico Public Building Authority Revenue, Series D,
                      AMBAC-Insured, zero coupon due 7/1/31                        $ 1,335,140
----------------------------------------------------------------------------------------------
Transportation -- 5.6%
 1,000,000 AAA       Massachusetts Bay Transportation Authority Sales Tax Revenue,
                      Series A, 5.250% due 7/1/17                                    1,128,830
 2,010,000 AAA       Massachusetts State Port Authority Revenue,
                      13.000% due 7/1/13 (b)(e)                                      3,098,254
----------------------------------------------------------------------------------------------
                                                                                     4,227,084
----------------------------------------------------------------------------------------------
Utilities -- 1.4%
 1,000,000 A-        Massachusetts State Development Finance Agency Revenue,
                      Devens Electric System, 6.000% due 12/1/30                     1,041,950
----------------------------------------------------------------------------------------------
Water and Sewer -- 6.5%
 2,300,000 AAA       Boston Water & Sewer Commission Revenue, (Escrowed to
                      maturity with state and local government securities)
                      10.875% due 1/1/09 (f)                                         2,841,167
                     Massachusetts State Water Pollution Abatement Revenue:
 1,000,000 AAA         Pool Program, Series 9, 5.250% due 8/1/28                     1,040,670
   920,000 Aaa*        Series A, (Call 2/1/04 @ 102), 6.375% due 2/1/15 (g)            946,367
    80,000 Aaa*        Unrefunded Balance, 6.375% due 2/1/15                            82,223
----------------------------------------------------------------------------------------------
                                                                                     4,910,427
----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $71,958,617**)                                       $75,975,634
----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts commitments.
(c) Inverse floating rate security -- coupon varies inversely with level of short-term tax-exempt interest rates.
(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) All or a portion of this security is held as collateral for open futures contracts commitments.
(g) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
** Aggregate cost for Federal income tax purposes is $71,972,897.

    See pages 13 and 14 for definitions of ratings and certain security abbreviations.


                      See Notes to Financial Statements.



      12 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB and B -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B".
            While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
            "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
            Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be con-
            sidered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR       -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


      13 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

 SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay princi- pal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
 VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.
 P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 ABBREVIATIONS* (UNAUDITED)
ABAG   --Association of Bay Area
         Governments
ACA    --American Capital Access
AIG    --American International Guaranty
AMBAC  --American Municipal Bond
         Assurance
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance
CONNIE
 LEE   --College Construction Loan
         Insurance Association
COP    --Certificate of Participation
EDA    --Economic Development
         Authority
FGIC   --Financial Guaranty Insurance
         Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage
         Corporation
FLAIRS --Floating Adjustable Interest Rate
         Securities
FNMA   --Federal National Mortgage
         Association
FRTC   --Floating Rate Trust Certificates
FSA    --Federal Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage
         Association
GO     --General Obligation

HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
ISD    --Independent School District
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate lnverse Coupon Security
PCR    --Pollution Control Revenue
PSF    --Permanent School Fund
Radian --Radian Asset Assurance
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
RITES  --Residual Interest Tax-Exempt Securities
SYCC   --Structured Yield Curve Certificate
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
VA     --Veterans Administration
VRDD   --Variable Rate Daily Demand
VRWD   --Variable Rate Wednesday Demand


--------
*Abbreviations may or may not appear in the schedule of investments.

      14 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           NOVEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $71,958,617)                                       $75,975,634
  Cash                                                                                   47,678
  Interest receivable                                                                 1,437,087
  Receivable from broker -- variation margin                                            173,437
  Receivable for Fund shares sold                                                        20,443
  Prepaid expenses                                                                        5,766
-----------------------------------------------------------------------------------------------
  Total Assets                                                                       77,660,045
-----------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                                     140,787
  Investment advisory fee payable                                                        19,030
  Administration fee payable                                                             12,686
  Distribution plan fees payable                                                          6,864
  Deferred compensation payable                                                           2,878
  Accrued expenses                                                                       62,205
-----------------------------------------------------------------------------------------------
  Total Liabilities                                                                     244,450
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $77,415,595
-----------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                       $     5,897
  Capital paid in excess of par value                                                75,473,105
  Overdistributed net investment income                                                 (26,510)
  Accumulated net realized loss from investment transactions and futures contracts   (1,618,368)
  Net unrealized appreciation of investments and futures contracts                    3,581,471
-----------------------------------------------------------------------------------------------
Total Net Assets                                                                    $77,415,595
-----------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                             3,879,170
-----------------------------------------------------------------------------------------------
  Class B                                                                             1,612,662
-----------------------------------------------------------------------------------------------
  Class L                                                                               405,037
-----------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                                         $13.13
-----------------------------------------------------------------------------------------------
  Class B *                                                                              $13.13
-----------------------------------------------------------------------------------------------
  Class L *                                                                              $13.11
-----------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)                      $13.68
-----------------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)                      $13.24
-----------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

      15 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED NOVEMBER 30, 2003

INVESTMENT INCOME:
  Interest                                                                     $4,370,243
-----------------------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 7)                                                 255,721
  Investment advisory fee (Note 4)                                                230,372
  Administration fee (Note 4)                                                     153,582
  Audit and legal                                                                  52,657
  Shareholder communications (Note 7)                                              41,873
  Custody                                                                          23,787
  Shareholder servicing fees (Note 7)                                              22,058
  Trustees' fees                                                                   12,457
  Registration fees                                                                 5,766
  Other                                                                             7,027
-----------------------------------------------------------------------------------------
  Total Expenses                                                                  805,300
-----------------------------------------------------------------------------------------
Net Investment Income                                                           3,564,943
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Loss From:
   Investment transactions                                                        (11,146)
   Futures contracts                                                             (277,977)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                              (289,123)
-----------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and Futures Contracts:
   Beginning of year                                                            2,550,992
   End of year                                                                  3,581,471
-----------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                       1,030,479
-----------------------------------------------------------------------------------------
Net Gain on Investments and Future Contracts                                      741,356
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $4,306,299
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      16 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS



                                                                           For the Years
                                                                         Ended November 30,
                                                                         2003         2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                              $ 3,564,943  $  3,515,292
  Net realized loss                                                     (289,123)     (338,275)
  Increase in net unrealized appreciation                              1,030,479       695,390
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               4,306,299     3,872,407
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                               (3,599,001)   (3,558,346)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (3,599,001)   (3,558,346)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                     9,594,718    19,016,638
  Net asset value of shares issued for reinvestment of dividends       1,875,002     1,866,424
  Cost of shares reacquired                                           (9,174,619)  (17,047,916)
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                  2,295,101     3,835,146
-----------------------------------------------------------------------------------------------
Increase in Net Assets                                                 3,002,399     4,149,207

NET ASSETS:
  Beginning of year                                                   74,413,196    70,263,989
-----------------------------------------------------------------------------------------------
  End of year*                                                       $77,415,595  $ 74,413,196
-----------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:    $(26,510)       $8,673
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


      17 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change;
(j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


      18 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets up to $500 million and 0.18% of the Fund's average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $18,179 to CTB.


      19 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. There is also a CDSC of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended November 30, 2003, CGM received sales charges of approximately $46,000 and $10,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended November 30, 2003, CDSCs paid to CGM for Class B and L shares were approximately $30,000 and $1,000, respectively.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

5. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------
Purchases                                                    $14,864,171
--------------------------------------------------------------------------
Sales                                                         14,377,381
--------------------------------------------------------------------------

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-----------------------------------------------------------------------
Gross unrealized appreciation                                $4,074,543
Gross unrealized depreciation                                   (71,806)
-----------------------------------------------------------------------
Net unrealized appreciation                                  $4,002,737
-----------------------------------------------------------------------


      20 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund had the following open futures contracts:

                           Number of               Basis      Market    Unrealized
                           Contracts Expiration    Value      Value        Loss
----------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury 20 Year Bond    185      12/03    $19,781,485 $20,217,031 $(435,546)
----------------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class. For the year ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                             Class A Class B  Class L
           ----------------------------------------------------------
           Rule 12b-1 Distribution Plan Fees $73,898 $141,133 $40,690
           ----------------------------------------------------------


      21 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

For the year ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                          Class A Class B Class L
               --------------------------------------------------
               Shareholder Servicing Fees $11,694 $8,512  $1,852
               --------------------------------------------------

For the year ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                              Class A Class B Class L
           ----------------------------------------------------------
           Shareholder Communication Expenses $21,887 $14,526 $5,460
           ----------------------------------------------------------

8. Distributions Paid to Shareholders by Class

                                    Year Ended        Year Ended
                                 November 30, 2003 November 30, 2002
           ---------------------------------------------------------
           Net Investment Income
           Class A                  $2,405,618        $2,291,474
           Class B                     943,016         1,026,167
           Class L                     250,367           240,705
           ---------------------------------------------------------
           Total                    $3,599,001        $3,558,346
           ---------------------------------------------------------

9. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


      22 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

Transactions in shares of each class were as follows:

                                      Year Ended             Year Ended
                                  November 30, 2003      November 30, 2002
                                ---------------------  ---------------------
                                 Shares      Amount     Shares      Amount
  ---------------------------------------------------------------------------
  Class A
  Shares sold                    430,267  $ 5,647,184   869,375  $11,336,236
  Shares issued on reinvestment   96,521    1,265,457    93,208    1,208,901
  Shares reacquired             (234,833)  (3,088,048) (760,062)  (9,809,704)
  ---------------------------------------------------------------------------
  Net Increase                   291,955  $ 3,824,593   202,521  $ 2,735,433
  ---------------------------------------------------------------------------
  Class B
  Shares sold                    218,273  $ 2,867,373   422,401  $ 5,488,493
  Shares issued on reinvestment   35,353      463,413    38,384      497,391
  Shares reacquired             (313,843)  (4,113,783) (503,077)  (6,526,313)
  ---------------------------------------------------------------------------
  Net Decrease                   (60,217) $  (782,997)  (42,292) $  (540,429)
  ---------------------------------------------------------------------------
  Class L
  Shares sold                     82,305  $ 1,080,161   169,147  $ 2,191,909
  Shares issued on reinvestment   11,156      146,132    12,362      160,132
  Shares reacquired             (150,767)  (1,972,788)  (54,978)    (711,899)
  ---------------------------------------------------------------------------
  Net Increase (Decrease)        (57,306) $  (746,495)  126,531  $ 1,640,142
  ---------------------------------------------------------------------------

10. Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $1,896,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on November 30 of the year indicated:

                                  2007     2008     2010     2011
            -------------------------------------------------------
            Carryforward Amounts $18,000 $979,000 $344,000 $555,000
            -------------------------------------------------------

In addition, the Fund had $127,097 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.


      23 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

11. Income Tax Information and Distributions to Shareholders

At November 30, 2003, the tax basis components of distributable earnings were:

                  --------------------------------------------
                  Undistributed tax-exempt income $   100,185
                  --------------------------------------------
                  Accumulated capital losses       (1,895,567)
                  --------------------------------------------
                  Unrealized appreciation           4,002,737
                  --------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals, the treatment of accretion of discounts and amortization of premiums and mark to market of derivative contracts.

The tax character of distributions paid during the year ended November 30, 2003 was:

                         -----------------------------
                         Ordinary income   $     2,064
                         Tax-exempt income   3,596,937
                         -----------------------------
                         Total             $ 3,599,001
                         -----------------------------

12. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.


      24 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


      25 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                  2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $13.01    $12.93    $12.35    $12.09    $13.32
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.64      0.66      0.67      0.65      0.62
  Net realized and unrealized gain (loss)/(2)/     0.12      0.09      0.57      0.26     (1.23)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.76      0.75      1.24      0.91     (0.61)
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.64)    (0.67)    (0.66)    (0.65)    (0.62)
--------------------------------------------------------------------------------------------
Total Distributions                               (0.64)    (0.67)    (0.66)    (0.65)    (0.62)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.13    $13.01    $12.93    $12.35    $12.09
--------------------------------------------------------------------------------------------
Total Return                                       5.96%     5.96%    10.25%     7.79%    (4.73)%
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $50,937   $46,656   $43,766   $36,324   $35,386
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.85%     0.85%     0.84%     0.87%     0.85%
  Net investment income/(2)/                       4.84      5.11      5.19      5.42      4.84
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19%       51%       43%       50%       66%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 5.10%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.

      26 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares                                   2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $13.00    $12.92    $12.35    $12.08    $13.30
----------------------------------------------  ---------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income/(2)/                        0.56      0.59      0.58      0.58      0.56
  Net realized and unrealized gain (loss)/(2)/      0.14      0.09      0.58      0.27     (1.23)
----------------------------------------------  ---------  --------  --------  --------  --------
Total Income (Loss) From Operations                 0.70      0.68      1.16      0.85     (0.67)
----------------------------------------------  ---------  --------  --------  --------  --------
Less Distributions From:
  Net investment income                            (0.57)    (0.60)    (0.59)    (0.58)    (0.55)
----------------------------------------------  ---------  --------  --------  --------  --------
Total Distributions                                (0.57)    (0.60)    (0.59)    (0.58)    (0.55)
----------------------------------------------  ---------  --------  --------  --------  --------
Net Asset Value, End of Year                      $13.13    $13.00    $12.92    $12.35    $12.08
----------------------------------------------  ---------  --------  --------  --------  --------
Total Return                                        5.48%     5.41%     9.58%     7.26%    (5.18)%
----------------------------------------------  ---------  --------  --------  --------  --------
Net Assets, End of Year (000s)                   $21,168   $21,750   $22,162   $25,977   $27,332
----------------------------------------------  ---------  --------  --------  --------  --------
Ratios to Average Net Assets:
  Expenses                                          1.39%     1.33%     1.42%     1.41%     1.36%
  Net investment income/(2)/                        4.30      4.59      4.61      4.88      4.33
----------------------------------------------  ---------  --------  --------  --------  --------
Portfolio Turnover Rate                               19%       51%       43%       50%       66%
----------------------------------------------  ---------  --------  --------  --------  --------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the ratio of net investment income to average net assets would have been 4.58%. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.


      27 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                                   2003/(1)/ 2002/(1)/ 2001/(1)/ 2000/(1)/ 1999/(1)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $12.99     $12.91    $12.33    $12.07    $13.30
----------------------------------------------  ---------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.56       0.59      0.59      0.58      0.56
  Net realized and unrealized gain (loss)/(2)/     0.13       0.09      0.58      0.25     (1.24)
----------------------------------------------  ---------  --------  --------  --------  --------
Total Income (Loss) From Operations                0.69       0.68      1.17      0.83     (0.68)
----------------------------------------------  ---------  --------  --------  --------  --------
Less Distributions From:
  Net investment income                           (0.57)     (0.60)    (0.59)    (0.57)    (0.55)
----------------------------------------------  ---------  --------  --------  --------  --------
Total Distributions                               (0.57)     (0.60)    (0.59)    (0.57)    (0.55)
----------------------------------------------  ---------  --------  --------  --------  --------
Net Asset Value, End of Year                     $13.11     $12.99    $12.91    $12.33    $12.07
----------------------------------------------  ---------  --------  --------  --------  --------
Total Return                                       5.37%      5.36%     9.63%     7.14%    (5.28)%
----------------------------------------------  ---------  --------  --------  --------  --------
Net Assets, End of Year (000s)                   $5,311     $6,007    $4,336    $2,808    $2,867
----------------------------------------------  ---------  --------  --------  --------  --------
Ratios to Average Net Assets:
  Expenses                                         1.46%      1.40%     1.42%     1.46%     1.39%
  Net investment income/(2)/                       4.23       4.56      4.60      4.83      4.32
----------------------------------------------  ---------  --------  --------  --------  --------
Portfolio Turnover Rate                              19%        51%       43%       50%       66%
----------------------------------------------  ---------  --------  --------  --------  --------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective December 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended November 30, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

      28 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of
Smith Barney Massachusetts Municipals Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Massachusetts Municipals Fund ("Fund") as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ KPMG LLP

New York, New York
January 13, 2004


      29 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)



Information about Trustees and Officers

The business and affairs of the Smith Barney Massachusetts Municipals Fund ("Fund") are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                            Number of
                                      Term of                              Portfolios        Other
                                      Office*           Principal            in Fund         Board
                         Position(s) and Length       Occupation(s)          Complex      Memberships
                          Held with   of Time          During Past         Overseen by      Held by
Name, Address and Age       Fund       Served          Five Years            Trustee        Trustee
--------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Herbert Barg**             Trustee     Since    Retired                        42            None
1460 Drayton Lane                      1987
Wynnewood, PA 19096
Age 80

Dwight B. Crane            Trustee     Since    Professor,  Harvard            49            None
Harvard Business School                1988     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett            Trustee     Since    President of Dorsett           27            None
201 East 62nd Street                   1994     McCabe Capital
New York, NY 10021                              Management Inc.; Chief
Age 73                                          Investment Officer of Leeb
                                                Capital Management, Inc.
                                                (since 1999)

Elliot S. Jaffe            Trustee     Since    Chairman of the Board of       27      The Dress Barn
The Dress Barn Inc.                    1994     The Dress Barn Inc.                    Inc.; Zweig Total
Executive Office                                                                       Return Fund;
30 Dunnigan Drive                                                                      Zweig Fund, Inc.
Suffern, NY 10901
Age 77

Stephen E. Kaufman         Trustee     Since    Attorney                       55            None
Stephen E. Kaufman PC                  1987
277 Park Avenue
47th Floor
New York, NY 10172
Age 71

Joseph J. McCann           Trustee     Since    Retired                        27            None
200 Oak Park Place                     1987
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.     Trustee     Since    Chief Executive                27            None
Meadowbrook Village                    1994     Officer of Performance
Building 1, Apt. 6                              Learning Systems
West Lebanon, NH 03784
Age 71


      30 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

                                                                            Number of
                                      Term of                              Portfolios     Other
                                      Office*           Principal            in Fund      Board
                       Position(s)   and Length       Occupation(s)          Complex   Memberships
                        Held with     of Time          During Past         Overseen by   Held by
Name, Address and Age     Fund         Served          Five Years            Trustee     Trustee
--------------------------------------------------------------------------------------------------
Interested Trustee:

R. Jay Gerken, CFA*** Chairman,        Since    Managing Director of           221        None
Citigroup Asset       President and    2002     Citigroup Global Markets
Management ("CAM")    Chief                     Inc. ("CGM"); Chairman,
399 Park Avenue       Executive                 President and Chief
4th Floor             Officer                   Executive Officer of Smith
New York, NY 10022                              Barney Fund Management
Age 52                                          LLC ("SBFM"), Travelers
                                                Investment Adviser, Inc.
                                                ("TIA") and Citi Fund
                                                Management Inc.
                                                ("CFM"); President and
                                                Chief Executive Officer of
                                                certain mutual funds
                                                associated with Citigroup
                                                Inc. ("Citigroup");
                                                Formerly, Portfolio
                                                Manager of Smith Barney
                                                Allocation Series Inc.
                                                (from 1996 to 2001) and
                                                Smith Barney Growth and
                                                Income Fund (from 1996
                                                to 2000)

Officers:

Andrew B. Shoup       Senior Vice      Since    Director of CAM; Senior        N/A        N/A
CAM                   President and    2003     Vice President and Chief
125 Broad Street      Chief                     Administrative Officer of
10th Floor            Administrative            mutual funds associated
New York, NY 10004    Officer                   with Citigroup; Head of
Age 47                                          International Funds
                                                Administration of CAM
                                                (from 2001 to 2003);
                                                Director of Global Funds
                                                Administration of CAM
                                                (from 2000 to 2001);
                                                Head of U.S. Citibank
                                                Funds Administration of
                                                CAM (from 1998 to 2000)

Richard L. Peteka     Chief            Since    Director of CGM; Chief         N/A        N/A
CAM                   Financial        2002     Financial Officer and
125 Broad Street      Officer and               Treasurer of certain
11th Floor            Treasurer                 mutual funds associated
New York, NY 10004                              with Citigroup; Director
Age 42                                          and Head of Internal
                                                Control for CAM U.S.
                                                Mutual Fund
                                                Administration (from 1999
                                                to 2002); Vice President,
                                                Head of Mutual Fund
                                                Administration and
                                                Treasurer at Oppenheimer
                                                Capital (from 1996 to
                                                1999)


      31 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

                                                                               Number of
                                        Term of                               Portfolios     Other
                                        Office*            Principal            in Fund      Board
                          Position(s)  and Length        Occupation(s)          Complex   Memberships
                           Held with    of Time           During Past         Overseen by   Held by
Name, Address and Age        Fund        Served           Five Years            Trustee     Trustee
-----------------------------------------------------------------------------------------------------
Peter M. Coffey          Vice            Since    Managing Director of            N/A         N/A
CAM                      President       1991     CGM; Investment Officer
399 Park Avenue          and                      of SBFM
4th Floor                Investment
New York, NY 10022       Officer
Age 59

Kaprel Ozsolak           Controller      Since    Vice President of CGM;          N/A         N/A
CAM                                      2002     Controller of certain funds
125 Board Street                                  associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel        Secretary       Since    Managing Director and           N/A         N/A
CAM                      and Chief       2003     General Counsel of Global
300 First Stamford Place Legal Officer            Mutual Funds for CAM
4th Floor                                         and its predecessor (since
Stamford, CT 06902                                1994); Secretary of CFM;
Age 48                                            Secretary and Chief Legal
                                                  Officer of mutual funds
                                                  associated with Citigroup

--------
  * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
 ** Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2003, 99.94% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax and Massachusetts state income tax purposes.


      32 Smith Barney Massachusetts Municipals Fund | 2003 Annual Report

                                 SMITH BARNEY
                                 MASSACHUSETTS
                                MUNICIPALS FUND


TRUSTEES                                                 INVESTMENT ADVISER
Herbert Barg*                                            AND ADMINISTRATOR
Dwight B. Crane                                          Smith Barney Fund
Burt N. Dorsett                                           Management LLC
R. Jay Gerken, CFA
  Chairman                                               DISTRIBUTOR
Elliot S. Jaffe                                          Citigroup Global Markets Inc.
Stephen E. Kaufman
Joseph J. McCann                                         CUSTODIAN
Cornelius C. Rose, Jr.                                   State Street Bank and
                                                          Trust Company
OFFICERS
R. Jay Gerken, CFA                                       TRANSFER AGENT
President and Chief                                      Citicorp Trust Bank, fsb.
Executive Officer                                        125 Broad Street, 11th Floor
                                                         New York, New York 10004
Andrew B. Shoup
Senior Vice President                                    SUB-TRANSFER AGENT
and Chief                                                PFPC Inc.
Administrative Officer                                   P.O. Box 9699
                                                         Providence, Rhode Island
Richard L. Peteka                                        02940-9699
Chief Financial Officer
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

* Mr. Barg became Trustee Emeritus on December 31, 2003.

  Smith Barney Massachusetts Municipals Fund





 This report is submitted for the general information of the shareholders of Smith Barney Massachusetts Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD0302 1/04                                                             03-5883

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Massachusetts Municipals Fund

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Massachusetts Municipals Fund

Date: February 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Massachusetts Municipals Fund

Date: February 2, 2004

By:  /s/ Richard L. Peteka
     (Richard L. Peteka)
     Chief Financial Officer of
     Smith Barney Massachusetts Municipals Fund

Date: February 2, 2004